Operations - Combined financial information of the Group's VIEs and Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) entity	Dec. 31, 2021 USD ($) entity	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 7,523,108		¥ 4,678,109	¥ 4,962,660	$ 1,180,540	$ 734,097	¥ 3,540,031
Time deposits	7,632,334		4,720,089		1,197,680
Accounts receivable, net	1,382,328		1,053,641		216,917
Prepayments and other current assets	2,807,048		1,765,787		440,487
Short-term investments	15,060,722		3,357,189		2,363,356
Long-term investments, net	5,502,524		2,232,938		863,466
Other non-current assets	1,459,485		789,643		229,025
Total assets	52,053,151		23,865,608		8,168,275
Accounts payable	4,360,906		3,074,298		684,321
Salary and welfare payables	995,451		734,376		156,208
Taxes payable	203,770		127,192		31,976
Short-term loans	1,232,106		100,000		193,344
Deferred revenue	2,645,389		2,118,006		415,119
Accrued liabilities and other payables	2,416,955		1,237,676		379,273
Other long-term payable	481,982		350,934		75,634
Total liabilities	30,337,085		16,083,404		4,760,550
Total Bilibili Inc's shareholders' deficit	21,703,667		7,600,200		3,405,779
Noncontrolling interests	12,399		182,004		1,946
Total shareholders' equity	21,716,066		7,782,204	7,636,460	3,407,725		¥ 7,191,202
Total liabilities and shareholders' equity	52,053,151		23,865,608		$ 8,168,275
Total revenues	19,383,684	$ 3,041,722	11,998,976	6,777,922
Gain/(Loss) from non-operations	(6,429,074)	(1,008,863)	(3,140,963)	(1,495,175)
Loss before income tax expenses	(6,713,450)	(1,053,488)	(3,000,648)	(1,267,703)
Income tax expenses	(95,289)	(14,953)	(53,369)	(35,867)
Net loss	(6,808,739)	(1,068,441)	(3,054,017)	(1,303,570)
Net loss attributable to noncontrolling interests	19,511	3,062	46,605	14,597
Net loss attributable to the Bilibili Inc.'s shareholders	(6,789,228)	(1,065,379)	(3,011,704)	(1,288,973)
Net cash provided by /(used in) operating activities	(2,647,000)	(415,372)	753,103	194,551
Purchase of short-term investments	(71,748,847)	(11,258,960)	(26,731,176)	(9,973,879)
Maturities of short-term investments	60,524,888	9,497,676	24,921,538	9,993,525
Placements of time deposits	(10,697,444)	(1,678,662)	(10,907,296)	(4,920,099)
Maturities of time deposits	7,655,147	1,201,260	7,670,373	3,877,158
Net cash used in investing activities	(24,578,111)	(3,856,842)	(8,906,821)	(3,958,277)
Net cash provided by financing activities	30,389,152	$ 4,768,720	8,335,419	5,078,842
Assets of VIE's used to settle obligations of respective VIE's registered capital	494,100		92,100
Assets of VIE's used to settle obligations of respective VIE's non-distributable statutory reserves	¥ 22,600		17,900
Number of VIE having variable interest but not primary beneficiary | entity	0	0
Consolidated VIEs without recourse to the primary beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 377,114		349,190
Time deposits	6,997		22,161
Accounts receivable, net	524,311		343,099
Amounts due from Group companies	391,951		173,596
Amount due from related parties	101,983		59,117
Prepayments and other current assets	1,806,185		1,383,648
Short-term investments	927,124		1,175,309
Long-term investments, net	1,745,466		1,223,943
Other non-current assets	4,926,989		2,183,411
Total assets	10,808,120		6,913,474
Accounts payable	3,164,301		2,332,372
Salary and welfare payables	343,008		288,686
Taxes payable	128,817		106,492
Short-term loans	400,000		100,000
Deferred revenue	2,192,460		1,769,992
Accrued liabilities and other payables	1,184,523		449,370
Amounts due to the Group companies	7,214,146		3,752,973
Amounts due to related parties	117,901
Other long-term payable	222,719		19,640
Total liabilities	14,967,875		8,819,525
Total Bilibili Inc's shareholders' deficit	(4,170,459)		(1,941,724)
Noncontrolling interests	10,704		35,673
Total shareholders' equity	(4,159,755)		(1,906,051)
Total liabilities and shareholders' equity	10,808,120		6,913,474
Total revenues	14,442,432		10,318,972	6,588,162
Total costs and expenses	(17,147,663)		(11,154,230)	(7,137,789)
Gain/(Loss) from non-operations	(163,146)		8,368	122,116
Loss before income tax expenses	(2,868,377)		(826,890)	(427,511)
Income tax expenses	(38,997)		(27,080)	(20,603)
Net loss	(2,907,374)		(853,970)	(448,114)
Net loss attributable to noncontrolling interests	10,367		8,501	1,936
Net loss attributable to the Bilibili Inc.'s shareholders	(2,897,007)		(845,469)	(446,178)
Net cash provided by /(used in) operating activities	(682,959)		1,476,494	271,299
Purchase of short-term investments	(12,610,305)		(13,973,904)	(6,535,669)
Maturities of short-term investments	12,954,425		13,498,485	6,113,861
Placements of time deposits	(39,318)		(25,515)	(7,584)
Maturities of time deposits	54,319		7,896	7,584
Other investing activities	(3,265,756)		(1,928,125)	(1,097,123)
Net cash used in investing activities	(2,906,635)		(2,421,163)	(1,518,931)
Other financing activities	300,000		100,000
Net cash provided by financing activities	3,607,226		1,090,287	1,300,740
Consolidated VIEs without recourse to the primary beneficiary | Third-party
Variable Interest Entity [Line Items]
Total revenues	12,867,536		9,651,207	6,056,332
Total costs and expenses	(16,283,295)		(9,931,047)	(5,795,826)
Net cash provided by /(used in) operating activities	(1,729,079)		1,965,376	823,119
Consolidated VIEs without recourse to the primary beneficiary | Inter-company
Variable Interest Entity [Line Items]
Total revenues	1,574,896		667,765	531,830
Consolidated VIEs without recourse to the primary beneficiary | Inter-company | Consulting and services charges
Variable Interest Entity [Line Items]
Total costs and expenses	(593,272)		(1,021,596)	(1,266,411)
Consolidated VIEs without recourse to the primary beneficiary | Other inter-company
Variable Interest Entity [Line Items]
Total costs and expenses	(271,096)		(201,587)	(75,552)
Consolidated VIEs without recourse to the primary beneficiary | Group companies
Variable Interest Entity [Line Items]
Net cash provided by /(used in) operating activities	1,683,907		586,017	1,027,392
Investments and loans from Group companies	3,307,226		990,287	1,300,740
Consolidated VIEs without recourse to the primary beneficiary | Group companies | Consulting and services charges
Variable Interest Entity [Line Items]
Net cash provided by /(used in) operating activities	¥ (637,787)		¥ (1,074,899)	¥ (1,579,212)